Other reserves (Tables)	6 Months Ended
Jun. 30, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders
OTHER RESERVES

$ million	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2024	37,298	154	236	1,308	(17,851)	21,145
Other comprehensive income/(loss) attributable to Shell plc shareholders	—	—	—	—	(494)	(494)
Transfer from other comprehensive income	—	—	—	—	170	170
Repurchases of shares	—	—	17	—	—	17
Share-based compensation	—	—	—	(213)	—	(213)
At June 30, 2024	37,298	154	253	1,095	(18,175)	20,625
At January 1, 2023	37,298	154	196	1,140	(17,656)	21,132
Other comprehensive income/(loss) attributable to Shell plc shareholders	—	—	—	—	24	24
Transfer from other comprehensive income	—	—	—	—	(121)	(121)
Repurchases of shares	—	—	22	—	—	22
Share-based compensation	—	—	—	(203)	—	(203)
At June 30, 2023	37,298	154	220	936	(17,752)	20,854